Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

June 18, 2008

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Delaware Group Foundation Funds
File Nos. 333-38801 and 811-08457

Dear Sir or Madam,

     Submitted herewith for filing on behalf of Delaware Group Foundation Funds (the "Registrant") pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Schedule 14(a) Information cover page, a Notice of Special Meeting of Shareholders, a preliminary proxy statement and a form of proxy cards to be used in connection with a meeting of shareholders of the Registrant (the “Shareholders’ Meeting”). The Shareholders’ Meeting is scheduled to be held on September 16, 2008. Definitive proxy solicitation materials for the Registrant are expected to be transmitted to shareholders beginning on or about July 9, 2008.

     As described in the proxy statement, the item to be considered at the Shareholders’ Meeting is an amendment to the investment management agreement in conjunction with converting each Series’ current fund of funds investment structure to primarily invest directly in individual securities and other investments.

     Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8037 or, in my absence, to Cory O. Hippler at (215) 564-8089.

Sincerely yours,

/s/ Kristin H. Ives
Kristin H. Ives, Esq.
Stradley, Ronon, Stevens & Young, LLP

cc:	Cori E. Daggett, Esq.
Bruce G. Leto, Esq.
Cory O. Hippler, Esq.